FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Assets and Liabilities Unobservable Input Reconciliation (Details) - Derivative Financial Instruments, Assets - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Level 3 derivative net asset at January 1	$ 11	$ 0
Included in (gain) loss on commodity-related derivative financial instruments in earnings	19	11
Level 3 derivative net asset at December 31	$ 30	$ 11